28. Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Of Oil And Gas Reserves
Exploration and evaluation of oil and gas reserves
28.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from obtaining the legal rights to explore a specific area to the declaration of the technical and commercial viability of the reserves.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	12.31.2020	12.31.2019
Property plant and equipment
Opening Balance	4,262	4,132
Additions	428	510
Write-offs	(197)	(216)
Transfers	(494)	-
Cumulative translation adjustment	(975)	(164)
Closing Balance	3,024	4,262
Intangible Assets (**)	14,526	18,919
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	17,550	23,181
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**) The signature bonuses related to the results of the 16th ANP bidding round and Surplus Oil of Transfer of Rights Agreement, in the amount of US$ 15,341, are described in note 24.1 to the consolidated financial statements for the year ended December 31, 2019.

The transfers refer to the completion of exploratory well projects that are now associated with the proved reserves of existing fields, mainly Albacora (US$ 421) and Búzios (US$ 73).

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2020	2019	2018
Exploration costs recognized in the statement of income
Geological and geophysical expenses	296	477	330
Exploration expenditures written off (includes dry wells and signature bonuses)	456	308	87
Contractual penalties	38	4	91
Other exploration expenses	13	10	16
Total expenses	803	799	524
Cash used in :			0
Operating activities	307	485	346
Investment activities	532	17,265	1,273
Total cash used	839	17,750	1,619

Exploration expenditures written off arise from projects without economic feasibility, mainly related to the reduction of exploratory wells in the Candy Park in the Espirito Santos Basin (US$ 189) and signature bonus for the Peroba exploratory block (US$ 155).

For the the year ended December 31, 2020, the Company recognized a provision arising from potential contractual penalties for non-compliance with minimum percentages of local content in 186 blocks for which the exploratory phases were concluded (125 for the year ended December 31, 2019).

28.1.	Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

• Geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility can be demonstrated are expensed.

• Amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility can be demonstrated. More information on intangible assets accounting policy, see note 27.

• Costs directly attributable to exploratory wells, including their equipment and installations, pending determination of proved reserves are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the economic and operating viability of the project is under way (for more information see note 28.2). An internal commission of technical executives of the Company reviews these conditions monthly for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations. For additional information on proved reserves estimates, see note 4.1.

• Costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission.

• Costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas are capitalized within property, plant ad equipment.

28.2.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)	12.31.2020	12.31.2019
Exploratory well costs capitalized for a period of one year	118	219
Exploratory well costs capitalized for a period greater than one year	2,906	4,043
Total capitalized exploratory well costs	3,024	4,262
Number of projects relating to exploratory well costs capitalized for a period greater than one year	38	43

	Capitalized costs (2020)	Number of wells
2019	152	6
2018	44	1
2017	39	1
2016	58	3
2015 and previous years	2,613	80
Exploratory well costs that have been capitalized for a period greater than one year	2,906	91

(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 38 projects comprising (i) US$ 2,769 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avaliação”) has been submitted for approval by ANP; and (ii) US$ 137 relate to costs incurred to evaluate the reserves and their potential development.